Expenses by Nature (Tables)	3 Months Ended
Mar. 31, 2026
Expenses by Nature [Abstract]
Schedule of Expenses by Nature

Expenses by nature are disclosed as follows:

	Three-month period ended March 31,
	2026	2025
Cost of sales
Cost of inventories, raw materials and production inputs	(16,447,846)	(14,344,924)
Salaries and benefits	(2,291,793)	(2,082,712)
Depreciation and amortization	(544,398)	(474,333)
	(19,284,037)	(16,901,969)

Selling
Freights and selling expenses	(1,011,303)	(930,585)
Salaries and benefits	(152,331)	(132,653)
Depreciation and amortization	(24,002)	(18,469)
Advertising and marketing	(87,960)	(77,812)
Commissions	(23,355)	(17,519)
Net impairment losses	(3,595)	(10,559)
	(1,302,546)	(1,187,597)

General and administrative
Salaries and benefits	(311,708)	(282,862)
Fees, services held and general expenses	(165,689)	(147,400)
Depreciation and amortization	(49,088)	(42,842)
DOJ - departament of justice and Antitrust agreements	(24,644)	(79,548)
Donations and social programs (1)	(4,495)	(3,775)
	(555,624)	(556,427)

(1)	Refers to donations made to Instituto J&F regarding improvements on school’s building, the social program “Fazer o Bem Faz Bem” created by the Group to support actions for social transformation where the indirect subsidiary JBS S.A. is present and donations to Fundo JBS Pela Amazônia.